Statements of Income (USD $)	6 Months Ended
Apr. 30, 2013
Income Statement [Abstract]
REVENUES	$ 0
OPERATING EXPENSES
Organization costs	100,000
Amortization expense	6,700
Total operating expenses	106,700
LOSS FROM OPERATIONS	(106,700)
INCOME TAX EXPENSE	0
NET LOSS	$ (106,700)